CONSOLIDATED STATEMENTS OF SHAREHOLDERS EQUITY - USD ($) shares in Thousands, $ in Millions	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (loss)	Total Shareholders’ Equity	Noncontrolling Interest (“NCI”)	FGL [Member]	FGL [Member] Additional Paid-in Capital	FGL [Member] Accumulated Other Comprehensive Income (loss)	FGL [Member] Total Shareholders’ Equity	FGL [Member] Noncontrolling Interest (“NCI”)
Common stock, shares issued, beginning balance at Sep. 30, 2014		202,300
Permanent equity, beginning balance at Sep. 30, 2014	$ 2,257.0	$ 2.0	$ 1,472.3	$ (276.3)	$ 243.6	$ 1,441.6	$ 815.4
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(512.4)			(556.8)		(556.8)	44.4
Unrealized investment losses, net	(256.6)				(206.1)	(206.1)	(50.5)
Other unrealized losses	(13.1)				(7.5)	(7.5)	(5.6)
Actuarial adjustments to pension plans	(11.7)				(7.0)	(7.0)	(4.7)
Translation adjustment	(112.9)				(65.7)	(65.7)	(47.2)
Comprehensive income (loss)	$ (906.7)					(843.1)	(63.6)
Repurchase of common stock, shares	(6,900)	(1,700)
Repurchase of common stock, value	$ (22.2)	$ (0.1)	(22.1)			22.2
Stock Issued During Period, Value, New Issues								$ 281.0	$ 29.9	$ 1.3	$ 31.2	$ 249.8
Issuance (purchase) of subsidiary stock	(61.0)		(76.8)			(76.1)	15.1
Exercise of stock options, shares		700
Exercise of stock options, value	4.1	$ 0.0	4.1		0.7	4.1
Stock compensation, shares		1,400
Stock compensation	90.0	$ 0.1	71.0			71.1	18.9
Adjustments To Additional Paid In Capital Share Based Compensation Restricted Stock Units Redeemed During Period Shares		1,300
Restricted stock surrendered for tax withholding	(21.0)		(19.9)			(19.9)	(1.1)
NCI in acquired subsidiary	(0.8)		0.0			0.0	(0.8)
Dividend paid by subsidiary to NCI	(33.9)						(33.9)
Common stock, shares issued, ending balance at Sep. 30, 2015		201,400
Permanent equity, ending balance at Sep. 30, 2015	1,588.1	$ 2.0	1,458.5	(833.1)	(40.7)	586.7	1,001.4
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(33.9)			(198.8)		(198.8)	164.9
Unrealized investment losses, net	347.9				279.3	279.3	68.6
Other unrealized losses	7.1				4.1	4.1	3.0
Actuarial adjustments to pension plans	(28.5)				(16.6)	(16.6)	(11.9)
Translation adjustment	(8.5)				(4.8)	(4.8)	(3.7)
Comprehensive income (loss)	$ 284.1					63.2	220.9
Repurchase of common stock, shares	(6,900)
Repurchase of common stock, value					(0.4)
Issuance (purchase) of subsidiary stock	$ (54.5)		(34.6)			(35.0)	(19.5)
Exercise of stock options, shares		600
Exercise of stock options, value	4.4	$ 0.0	4.4			4.4
Stock compensation, shares		0
Stock compensation	64.3		42.9			42.9	21.4
Adjustments To Additional Paid In Capital Share Based Compensation Restricted Stock Units Redeemed During Period Shares		(1,200)
Restricted stock surrendered for tax withholding	(28.7)		(24.1)			(24.1)	(4.6)
NCI in acquired subsidiary		$ 0.0
Dividend paid by subsidiary to NCI	(40.5)						(40.5)
Common stock, shares issued, ending balance at Sep. 30, 2016		200,800
Permanent equity, ending balance at Sep. 30, 2016	1,817.2	$ 2.0	1,447.1	(1,031.9)	220.9	638.1	1,179.1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	273.2			106.0		106.0	167.2
Unrealized investment losses, net	99.6				79.1	79.1	20.5
Other unrealized losses	(29.1)				(17.3)	(17.3)	(11.8)
Actuarial adjustments to pension plans	20.5				12.6	12.6	7.9
Translation adjustment	29.1				17.7	17.7	11.4
Comprehensive income (loss)	$ 393.3					198.1	195.2
Repurchase of common stock, shares	(6,900)
Issuance (purchase) of subsidiary stock	$ (253.2)	$ 0.0	(113.2)		(4.0)	(117.2)	(136.0)
Exercise of stock options, shares		700
Exercise of stock options, value	6.5	$ 0.0	6.5			6.5
Stock compensation, shares		0
Stock compensation	79.6	$ 0.0	49.0			49.0	30.6
Adjustments To Additional Paid In Capital Share Based Compensation Restricted Stock Units Redeemed During Period Shares		(900)
Restricted stock surrendered for tax withholding	(40.8)	$ 0.0	(30.4)			(30.4)	(10.4)
NCI in acquired subsidiary	(12.5)		(13.9)			(13.9)	26.4
Dividend paid by subsidiary to NCI	(43.2)						(43.2)
Common stock, shares issued, ending balance at Sep. 30, 2017		200,600
Permanent equity, ending balance at Sep. 30, 2017	$ 1,946.9	$ 2.0	$ 1,372.9	$ (925.9)	$ 309.0	$ 758.0	$ 1,188.9